Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Beginning balance	$ 0		$ 1,541
Additions for tax positions taken during the current period
Reductions due to settlements with taxing authorities			(1,541)
Ending balance	$ 0	$ 0